Note 12 - Income Taxes (Details) - Provision for Income Taxes Computed at Federal Statutory Rate	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Provision for Income Taxes Computed at Federal Statutory Rate [Abstract]
Income tax provision (benefit) at statutory rate					(34.00%)	(34.00%)
State income taxes, net of federal benefit					(6.00%)	(6.00%)
Merger transaction costs					6.00%
Change in valuation allowance					37.00%	39.00%
Other					(3.00%)	1.00%
Effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%